AETNA SERIES FUND, INC.


                       Supplement dated December 14, 2000

THE INFORMATION BELOW SUPPLEMENTS THE INFORMATION CONTAINED IN THE AETNA SERIES FUND, INC. CLASS A, B AND C PROSPECTUS DATED SEPTEMBER 28, 2000 AND CLASS I PROSPECTUS DATED MARCH 1, 2000, THE BROKERAGE CASH RESERVES PROSPECTUS DATED MARCH 1, 2000, AND THE AETNA INDEX PLUS PROTECTION FUND PROSPECTUS DATED SEPTEMBER 28, 2000. THIS SUPPLEMENT SHOULD BE READ WITH EACH PROSPECTUS AND THE SUPPLEMENT DATED SEPTEMBER 28, 2000 TO THE CLASS I PROSPECTUS. THIS SUPPLEMENT SUPERSEDES THE PREVIOUSLY ISSUED SUPPLEMENT TO THE BROKERAGE CASH RESERVES PROSPECTUS.

On December 13, 2000, Aetna Inc., the indirect parent company of Aeltus Investment Management, Inc. (Aeltus), each Fund's investment adviser, and Aeltus Capital, Inc. (ACI), each Fund's principal underwriter, sold its financial services and international businesses, including Aeltus and ACI, to ING Groep N.V. (ING). ING is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees.

Under the provisions of the Funds' investment advisory agreements and, in the case of Aetna Technology Fund, the subadvisory agreement, those agreements may be deemed to have terminated automatically at the time of the closing of the transaction. As a result, the Board of Directors and the shareholders of the Funds approved new advisory agreements for the Funds and a new subadvisory agreement for Aetna Technology Fund, each of which took effect immediately after the closing of the transaction. Because the transaction also may have caused the termination of the underwriting agreement with ACI, the Board approved a new underwriting agreement to take effect immediately after the closing of the transaction. Each agreement is effective for an initial term ending on December 31, 2001.

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                             AETNA SERIES FUND, INC.


                       Supplement dated December 14, 2000

THE INFORMATION BELOW SUPPLEMENTS THE INFORMATION CONTAINED IN THE STATEMENTS OF ADDITIONAL INFORMATION ("STATEMENTS") FOR AETNA SERIES FUND, INC. CLASS A, B, C AND I DATED SEPTEMBER 28, 2000, BROKERAGE CASH RESERVES DATED JUNE 30, 2000, AND AETNA INDEX PLUS PROTECTION FUND DATED SEPTEMBER 28, 2000. THIS SUPPLEMENT SHOULD BE READ WITH EACH STATEMENT AND ANY PREVIOUSLY ISSUED SUPPLEMENT.

On December 13, 2000, Aetna Inc., the indirect parent company of Aeltus Investment Management, Inc. (Aeltus), each Fund's investment adviser, and Aeltus Capital, Inc. (ACI), each Fund's principal underwriter, sold its financial services and international businesses, including Aeltus and ACI, to ING Groep N.V. (ING). ING is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees.

Under the provisions of the Funds' investment advisory agreements and, in the case of Aetna Technology Fund, the subadvisory agreement, those agreements may be deemed to have terminated automatically at the time of the closing of the transaction. As a result, the Board of Directors and the shareholders of the Funds approved new advisory agreements for the Funds and a new subadvisory agreement for Aetna Technology Fund, each of which took effect immediately after the closing of the transaction. Because the transaction also may have caused the termination of the underwriting agreement with ACI, the Board approved a new underwriting agreement to take effect immediately after the closing of the transaction. Each agreement is effective for an initial term ending on December 31, 2001.